FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-03855

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Advisor Series VIII

Fund Name: Fidelity Advisor Korea Fund

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

SCOTT C.GOEBEL, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: OCTOBER 31

DATE OF REPORTING PERIOD: 06/30/2008

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Advisor Series VIII

BY:  /s/ KENNETH B. ROBINS*
KENNETH B. ROBINS, TREASURER
DATE: 08/12/2008 01:29:19 PM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JUNE 11, 2008 AND FILED HEREWITH.

VOTE SUMMARY REPORT
Fidelity Advisor Korea Fund
07/01/2007- 06/30/2008

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: CHINA NETCOM GROUP CORP HONG KONG LTD MEETING DATE: 12/06/2007
TICKER: -- SECURITY ID: Y1505N100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	APPROVE THE CONTINUING CONNECTED TRANSACTIONS CONTEMPLATED UNDER THE ENGINEERING AND INFORMATION TECHNOLOGY SERVICES AGREEMENT 2008 - 2010, AS SPECIFIED, TOGETHER WITH THE RELEVANT ANNUAL CAPS AND AUTHORIZE THE DIRECTORS OF THE COMPANY TO DO ALL SUCH FURTHER ACTS AND THINGS AND EXECUTE SUCH FURTHER DOCUMENTS AND TAKE ALL SUCH STEPS WHICH IN THEIR OPINION MAY BE NECESSARY, DESIRABLE OR EXPEDIENT TO IMPLEMENT AND/OR GIVE EFFECT TO THE TERMS OF SUCH CONTINUING CONNECTED TRANSACTIONS	Management	For	For
2	APPROVE THE CONTINUING CONNECTED TRANSACTIONS CONTEMPLATED UNDER THE DOMESTICINTERCONNECTION SETTLEMENT AGREEMENT 2008 - 2010 AND THE INTERNATIONAL LONG DISTANCE VOICE SERVICES SETTLEMENT AGREEMENT 2008 - 2010, AS SPECIFIED AND FOR WHICH CONTINUING CONNECTED TRANSACTIONS NO ANNUAL CAPS HAVE BEEN PROPOSED AND AUTHORIZE THE DIRECTORS OF THE COMPANY TO DO ALL SUCH FURTHER ACTS AND THINGS AND EXECUTE SUCH FURTHER DOCUMENTS AND TAKE ALL SUCH STEPS WHICH IN THEIR OPINION MAY BE NECESSARY, DESIRABLE OR...	Management	For	For
3	APPROVE THE AMENDMENTS TO THE ARTICLES OF ASSOCIATION OF THE COMPANY AS SPECIFIED	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: CHINA OILFIELD SERVICES LTD MEETING DATE: 12/31/2007
TICKER: -- SECURITY ID: Y15002101
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	APPROVE AND RATIFY THE MASTER AGREEMENT THE AGREEMENT DATED 07 NOV 2007 ENTERED INTO BETWEEN THE COMPANY AND CHINA NATIONAL OFFSHORE OIL CORPORATION CNOOC, PURSUANT TO WHICH, THE COMPANY AND ITS SUBSIDIARIES THE GROUP AND CNOOC AND ITS SUBSIDIARIES EXCLUDING THE GROUP, THE CNOOC GROUP WILL ENTER INTO VARIOUS TRANSACTIONS CONTEMPLATED UNDER THE AGREEMENT THE CONTINUING CONNECTED TRANSACTIONS	Management	For	For
2	APPROVE TO ENTER INTO THE OILFIELD SERVICES AS SPECIFIED BETWEEN THE GROUP AND THE CNOOC GROUP AND THE CAP AMOUNTS IN RELATION TO THE OILFIELD SERVICES FOR THE THREE FINANCIAL YEARS ENDING 31 DEC 2010 AS SPECIFIED	Management	For	For
3	APPROVE TO ENTER INTO THE MATERIAL AND UTILITIES SERVICES AS SPECIFIED BETWEEN THE GROUP AND THE CNOOC GROUP AND THE CAP AMOUNTS IN RELATION TO THE MATERIAL AND UTILITIES SERVICES FOR THE THREE FINANCIAL YEARS ENDING 31 DEC 2010 AS SPECIFIED	Management	For	For
4	APPROVE TO ENTER INTO THE PROPERTY SERVICES AS SPECIFIED BETWEEN THE GROUP AND THE CNOOC GROUP AND THE CAP AMOUNTS IN RELATION TO THE PROPERTY SERVICES FOR THE THREE FINANCIAL YEARS ENDING 31 DEC 2010 AS SPECIFIED	Management	For	For
5	AUTHORIZE ANY 1 DIRECTOR OF THE COMPANY, OR ANY 2 DIRECTORS OF THE COMPANY IFTHE AFFIXATION OF THE COMMON SEAL IS NECESSARY, FOR AND ON BEHALF OF THE COMPANY TO EXECUTE ALL SUCH OTHER DOCUMENTS, INSTRUMENTS AND AGREEMENTS AND TO DO ALL SUCH ACTS OR THINGS DEEMED BY HIM/HER TO BE INCIDENTAL TO, ANCILLARY TO OR IN CONNECTION WITH THE MATTERS CONTEMPLATED IN THE AGREEMENT	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: CNOOC LTD MEETING DATE: 12/06/2007
TICKER: -- SECURITY ID: Y1662W117
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	APPROVE AND RATIFY THE REVISED CAP FOR THE PROVISION OF EXPLORATION AND SUPPORT SERVICES CATEGORY OF CONTINUING CONNECTED TRANSACTIONS, AS SPECIFIED	Management	For	For
2	APPROVE THE NON-EXEMPT CONTINUING CONNECTED TRANSACTIONS AS SPECIFIED, WHICH THE COMPANY EXPECTS TO OCCUR ON A REGULAR AND CONTINUOUS BASIS IN THE ORDINARY AND USUAL COURSE OF BUSINESS OF THE COMPANY AND ITS SUBSIDIARIES, AS THE CASE MAY BE, AND TO BE CONDUCTED ON NORMAL COMMERCIAL TERMS, AND AUTHORIZE ANY DIRECTOR OF THE COMPANY TO DO ALL SUCH FURTHER ACTS AND THINGS AND EXECUTE SUCH FURTHER DOCUMENTS AND TAKE ALL SUCH STEPS WHICH IN THEIR OPINION MAY BE NECESSARY, DESIRABLE OR EXPEDIENT TO IMP...	Management	For	For
3	APPROVE AND RATIFY THE PROPOSED CAPS FOR EACH CATEGORY OF THE NON-EXEMPT CONTINUING CONNECTED TRANSACTIONS, AS SPECIFIED	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: ESPRIT HOLDINGS LTD MEETING DATE: 12/04/2007
TICKER: -- SECURITY ID: G3122U145
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	RECEIVE AND CONSIDER THE AUDITED CONSOLIDATED FINANCIAL STATEMENTS AND THE REPORTS OF THE DIRECTORS AND AUDITORS OF THE GROUP FOR THE YE 30 JUN 2007	Management	For	For
2	APPROVE A FINAL DIVIDEND OF HKD 1.00 PER SHARE FOR THE YE 30 JUN 2007	Management	For	For
3	APPROVE A SPECIAL DIVIDEND OF HKD 1.48 PER SHARE FOR THE YE 30 JUN 2007	Management	For	For
4	RE-ELECT MR. JOHN POON CHO MING AS DIRECTOR	Management	For	For
5	RE-ELECT MR. JEROME SQUIRE GRIFFITH AS DIRECTOR	Management	For	For
6	RE-ELECT MR. ALEXANDER REID HAMILTON AS DIRECTOR	Management	For	For
7	AUTHORIZE THE DIRECTORS TO FIX THEIR REMUNERATION	Management	For	For
8	RE-APPOINT MESSRS. PRICEWATERHOUSECOOPERS AS AUDITORS AND AUTHORIZE THE DIRECTORS TO FIX THEIR REMUNERATION	Management	For	For
9	AUTHORIZE THE DIRECTORS TO PURCHASE SHARES NOT EXCEEDING 10 % OF THE ISSUED SHARE CAPITAL OF THE COMPANY	Management	For	For
10	AUTHORIZE THE DIRECTORS, SUBJECT TO RESTRICTION ON DISCOUNT AND RESTRICTION ON REFRESHMENT AS STATED IN THE SPECIFIED CIRCULAR, TO ISSUE, ALLOT AND DEAL WITH ADDITIONAL SHARES UP TO A MAXIMUM OF 5 % OF THE ISSUED SHARE CAPITAL OF THE COMPANY, SAVE IN THE CASE OF AN ALLOTMENT FOR THE PURPOSE OF AN ACQUISITION OR WHERE THE CONSIDERATION FOR SUCH ALLOTMENT IS OTHERWISE THAN WHOLLY IN CASH, UP TO A MAXIMUM OF 10 % OF THE ISSUED SHARE CAPITAL OF THE COMPANY AS AT THE DATE OF PASSING OF THIS RESOLUTIO...	Management	For	For
11	APPROVE TO EXTEND THE GENERAL MANDATE GRANTED TO THE DIRECTORS TO ISSUE SHARES IN RESOLUTION 7 BY THE NUMBER OF SHARES REPURCHASED UNDER RESOLUTION 6	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: HUNZA PROPERTIES BHD MEETING DATE: 12/12/2007
TICKER: -- SECURITY ID: Y3793Z100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	RECEIVE THE AUDITED FINANCIAL STATEMENTS FOR THE YE 30 JUN 2007 TOGETHER WITHTHE REPORTS OF THE DIRECTORS AND THE AUDITORS THEREON	Management	For	None
2	APPROVE A FINAL DIVIDEND OF MYR 0.075 GROSS PER SHARE LESS INCOME TAX AT 27% OR THE PREVAILING TAX RATE AT THAT JUNCTURE FOR THE YE 30 JUN 2007	Management	For	None
3	APPROVE AN INCREASE OF DIRECTORS FEES FROM MYR 128,000.00 TO MYR 153,000.00 AND THE PAYMENT OF SUCH FEES TO THE DIRECTORS OF THE COMPANY FOR THE YE 30 JUN 2007	Management	For	None
4	RE-APPOINT MR. DATUK ZUBIR BIN HAJI ALI AS A DIRECTOR, WHO RETIRES UNDER SECTION 129 OF THE COMPANIES ACT, 1965	Management	For	None
5	RE-ELECT MR. CHEW HOCK LIN AS A DIRECTOR, WHO RETIRES UNDER THE PROVISIONS OFARTICLE 81 OF THE ARTICLES OF ASSOCIATION OF THE COMPANY	Management	For	None
6	RE-ELECT MS. KHOR SAN LENG AS A DIRECTOR, WHO RETIRES UNDER THE PROVISIONS OFARTICLE 81 OF THE ARTICLES OF ASSOCIATION OF THE COMPANY	Management	For	None
7	APPOINT MESSRS. KPMG AS AUDITORS OF THE COMPANY IN THE PLACE OF THE RETIRING AUDITORS, MESSRS. DELOITTE KASSIMCHAN, AND SUCH APPOINTMENT SHALL BE UNTIL THE CONCLUSION OF THE NEXT AGM AT A REMUNERATION TO BE DETERMINED BETWEEN THE DIRECTORS AND THE AUDITORS	Management	For	None
8	AUTHORIZE THE BOARD OF DIRECTORS, PURSUANT TO SECTION 132D OF THE COMPANIES ACT, 1956, THE ARTICLES OF ASSOCIATION OF THE COMPANY AND APPROVALS FROM THE BURSA MALAYSIA SECURITIES BERHAD BURSA SECURITIES AND THE OTHER RELEVANT GOVERNMENTAL/REGULATORY AUTHORITIES WHERE SUCH AUTHORITY SHALL BE NECESSARY, TO ISSUE AND ALLOT SHARES IN THE COMPANY FROM TIME TO TIME UNTIL THE CONCLUSION OF THE NEXT AGM OR UNTIL THE EXPIRATION OF THE PERIOD WITHIN WHICH THE NEXT AGM IS REQUIRED BY LAW TO BE HELD, WHIC...	Management	For	None
9	AUTHORIZE THE COMPANY, SUBJECT ALWAYS TO THE COMPANIES ACT, 1965, THE ARTICLEOF ASSOCIATION OF THE COMPANY AND ALL THE RELEVANT GOVERNMENTAL AND/OR REGULATORY AUTHORITIES, TO PURCHASE SUCH AMOUNT OF ORDINARY SHARES OF MYR 1.00 EACH IN THE COMPANY PROPOSED SHARE BUY-BACK AS MAY BE DETERMINED BY THE DIRECTORS OF THE COMPANY FROM TIME TO TIME THROUGH BURSA MALAYSIA SECURITIES BERHAD BURSA SECURITIES UPON SUCH TERMS AND CONDITIONS AS THE DIRECTORS MAY DEEM FIT IN THE INTEREST OF THE COMPANY PROV...	Management	For	None
10	APPROVE THE DELETIONS, ALTERATIONS, MODIFICATIONS AND /OR ADDITIONS TO THE ARTICLES OF ASSOCIATION OF HUNZA PROPERTIES BERHAD, AS SPECIFIED	Management	For	None
11	TRANSACT ANY OTHER BUSINESS	N/A	N/A	N/A
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: HUNZA PROPERTIES BHD MEETING DATE: 12/12/2007
TICKER: -- SECURITY ID: Y3793Z100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	AUTHORIZE THE DIRECTORS OF THE COMPANY, SUBJECT TO ALL RELEVANT AUTHORITIES INCLUDING BUT NOT LIMITED TO THE APPROVAL IN-PRINCIPLE OF BURSA MALAYSIA SECURITIES BERHAD BURSA SECURITIES BEING OBTAINED FOR THE LISTING OF AND QUOTATION FOR ALL THE RIGHTS SHARES AND WARRANTS B AS WELL AS THE ADDITIONAL ISSUE OF EXISTING WARRANTS 2004/2009 WARRANTS A ARISING FROM ANY ADJUSTMENTS AS SET OUT IN THE DEEP POLL CONSTITUTING WARRANTS A AND THE NEW HUNZA SHARES TO BE ISSUED UPON THE EXERCISE OF WARRANTS B AN...	Management	For	None
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: KERRY PROPERTIES LTD MEETING DATE: 11/23/2007
TICKER: -- SECURITY ID: G52440107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	RE-ELECT MR. CHAN WAI MING, WILLIAM AS A DIRECTOR	Management	For	For
2	RE-ELECT MR. KU MOON LUN AS A DIRECTOR	Management	For	For
3	RE-ELECT MR. QIAN SHAOHUA AS A DIRECTOR	Management	For	For
4	APPROVE AND RATIFY THE AGREEMENTS AS SPECIFIED AND THE TRANSACTIONS CONTEMPLATED THEREUNDER; AND AUTHORIZE THE BOARD TO TAKE ALL SUCH ACTIONS AS IT CONSIDERS NECESSARY OR DESIRABLE TO IMPLEMENT AND GIVE EFFECT TO THE AGREEMENTS AND THE TRANSACTIONS CONTEMPLATED THEREUNDER	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: KOOKMIN BANK, SEOUL MEETING DATE: 10/31/2007
TICKER: -- SECURITY ID: Y4822W100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID 418181 DUE TO DELETION OF A RESOLUTION. ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE. THANK YOU.	N/A	N/A	N/A
2	ELECT MR. KANG CHUNG-WON AS AN INSIDE DIRECTOR	Management	For	For
3	ELECT MR. KIM CHEE-JOONG AS AN OUTSIDE DIRECTOR	Management	For	For
4	PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF DIRECTORS NAME. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.	N/A	N/A	N/A
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: KOREA ELEC PWR CORP MEETING DATE: 08/30/2007
TICKER: -- SECURITY ID: Y48406105
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	ELECT THE EXECUTIVE DIRECTORS: NOMINEES-MR. JIN SIK KIM AND MR. MOON DUK KIM	Management	For	None
2	APPROVE THE PARTIAL AMENDMENT TO THE ARTICLES OF INCORPORATION	Management	For	None
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: LI & FUNG LTD MEETING DATE: 12/07/2007
TICKER: -- SECURITY ID: G5485F144
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	APPROVE AND RATIFY THE DISPOSAL AND THE AGREEMENTS, AS WELL AS ALL OTHER AGREEMENTS IN RELATION TO AND THE TRANSACTIONS CONTEMPLATED UNDER THE DISPOSAL AND THE AGREEMENTS, AS SPECIFIED; AND AUTHORIZE THE DIRECTORS OF THE COMPANY TO DO ALL SUCH ACTS AND THINGS AND EXECUTE SUCH DOCUMENTS ON BEHALF OF THE COMPANY AS THEY MAY IN THEIR ABSOLUTE DISCRETION NECESSARY, DESIRABLE OR EXPEDIENT TO IMPLEMENT AND/ OR GIVE EFFECT TO THE DISPOSAL AND THE AGREEMENTS, AS WELL AS ALL THE AGREEMENTS IN RELATION TO...	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: NINE DRAGONS PAPER (HOLDINGS) LTD MEETING DATE: 11/27/2007
TICKER: -- SECURITY ID: G65318100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	RECEIVE THE AUDITED FINANCIAL STATEMENTS AND THE REPORTS OF THE DIRECTORS ANDTHE AUDITORS FOR THE YE 30 JUN, 2007	Management	For	For
2	DECLARE THE FINAL DIVIDEND FOR THE YE 30 JUN, 2007	Management	For	For
3	RE-ELECT MS. CHEUNG YAN AS A DIRECTOR	Management	For	For
4	RE-ELECT MR. LIU MING CHUNG AS A DIRECTOR	Management	For	For
5	RE-ELECT MR. ZHANG CHENG FEI AS A DIRECTOR	Management	For	For
6	RE-ELECT MS. GAO JING AS A DIRECTOR	Management	For	For
7	RE-ELECT MR. LAU CHUN SHUN AS A DIRECTOR	Management	For	For
8	RE-ELECT MS. TAM WAI CHU, MARIA AS A DIRECTOR	Management	For	For
9	RE-ELECT MR. CHUNG SHUI MING, TIMPSON AS A DIRECTOR	Management	For	For
10	RE-ELECT DR. CHENG CHI PANG AS A DIRECTOR	Management	For	For
11	RE-ELECT MR. WANG HONG BO AS A DIRECTOR	Management	For	For
12	APPROVE TO FIX THE DIRECTORS REMUNERATION	Management	For	For
13	RE-APPOINT THE AUDITORS AND AUTHORIZE THE BOARD OF DIRECTORS TO FIX THEIR REMUNERATION	Management	For	For
14	AUTHORIZE THE DIRECTORS OF THE COMPANY, TO ALLOT, ISSUE AND DEAL WITH ADDITIONAL SHARES IN THE CAPITAL OF THE COMPANY, AND MAKE OR GRANT OFFERS, AGREEMENTS AND OPTIONS INCLUDING WARRANTS, BONDS, AND DEBENTURES CONVERTIBLE INTO SHARES OF THE COMPANY WHICH WOULD REQUIRE THE EXERCISE OF SUCH POWERS, SUBJECT TO AND IN ACCORDANCE WITH ALL APPLICABLE LAWS AND THE BYE-LAWS OF THE COMPANY DURING AND AFTER THE RELEVANT PERIOD, NOT EXCEEDING THE AGGREGATE OF 20% OF THE AGGREGATE NOMINAL AMOUNT OF THE ORDI...	Management	For	Abstain
15	AUTHORIZE THE DIRECTORS OF THE COMPANY TO REPURCHASE ISSUED SHARES IN THE CAPITAL OF THE COMPANY DURING THE RELEVANT PERIOD, OF ALL POWERS OF THE COMPANY TO REPURCHASE ISSUED SHARES IN THE CAPITAL OF THE COMPANY ON THE STOCK EXCHANGE OF HONG KONG LIMITED THE STOCK EXCHANGE ON WHICH THE SECURITIES OF THE COMPANY MAY BE LISTED AND RECOGNIZED BY THE SECURITIES AND FUTURES COMMISSION AND THE STOCK EXCHANGE FOR THE PURPOSE, SUBJECT TO AND IN ACCORDANCE WITH ALL APPLICABLE LAWS AND THE REQUIREMENTS OF...	Management	For	For
16	AUTHORIZE THE DIRECTORS OF THE COMPANY, CONDITIONAL UPON RESOLUTION NO. 5A AND 5B AS SET OUT IN THE NOTICE CONVENING THIS MEETING BEING PASSED, THE AGGREGATE NOMINAL AMOUNT OF THE ISSUED ORDINARY SHARES IN THE CAPITAL OF THE COMPANY WHICH ARE REPURCHASED BY THE COMPANY UNDER THE AUTHORITY GRANTED TO THE DIRECTORS OF THE COMPANY PURSUANT TO AND IN ACCORDANCE WITH THE SAID RESOLUTION NO 5B SHALL BE ADDED TO THE AGGREGATE NOMINAL AMOUNT OF THE ORDINARY SHARE CAPITAL THAT MAY BE ALLOTTED, ISSUED AND...	Management	For	Abstain
17	TRANSACT ANY OTHER BUSINESS	N/A	N/A	N/A
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: PARKSON HOLDINGS BHD MEETING DATE: 11/30/2007
TICKER: -- SECURITY ID: Y6706L100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	RECEIVE AND ADOPT THE DIRECTORS REPORT AND AUDITED FINANCIAL STATEMENTS FOR THE FYE 30 JUN 2007	Management	For	None
2	APPROVE THE PAYMENT OF THE DIRECTORS FEES AMOUNTING TO MYR 185,000	Management	For	None
3	RE-ELECT MR. Y. BHG. TAN SRI WILLIAM H.J. CHENG AS A DIRECTOR, WHO RETIRES BYROTATION IN ACCORDANCE WITH ARTICLE 98 OF THE COMPANY S ARTICLES OF ASSOCIATION	Management	For	None
4	RE-ELECT MR. FOLK JEE YOONG AS A DIRECTOR, WHO RETIRES BY ROTATION IN ACCORDANCE WITH ARTICLE 98 OF THE COMPANY S ARTICLES OF ASSOCIATION	Management	For	None
5	RE-ELECT MR. CHENG SIN YENG AS A DIRECTOR, WHO RETIRES BY ROTATION IN ACCORDANCE WITH ARTICLE 98 OF THE COMPANY S ARTICLES OF ASSOCIATION	Management	For	None
6	RE-APPOINT, PURSUANT TO SECTION 129(6) OF THE COMPANIES ACT, 1965, MR. Y. BHG. TAN SRI DATO JAFFAR BIN ABDUL AS A DIRECTOR OF THE COMPANY TO HOLD OFFICE UNTIL THE NEXT AGM OF THE COMPANY	Management	For	None
7	RE-APPOINT AUDITORS UNTIL THE CONCLUSION OF THE NEXT AGM AND AUTHORIZE THE DIRECTORS TO FIX THEIR REMUNERATION	Management	For	None
8	AUTHORIZE THE DIRECTORS, PURSUANT TO SECTION 132D OF THE COMPANIES ACT, 1965 AND SUBJECT TO THE APPROVAL OF ALL RELEVANT AUTHORITIES BEING OBTAINED, TO ISSUE SHARES IN THE COMPANY AT ANY TIME AND UPON SUCH TERMS AND CONDITIONS AND FOR SUCH PURPOSES AS THE DIRECTORS MAY, IN THEIR ABSOLUTE DISCRETION DEEM FIT, PROVIDED THAT THE AGGREGATE NUMBER OF SHARES ISSUED PURSUANT TO THIS RESOLUTION DOES NOT EXCEED 10% OF THE ISSUED AND PAID-UP CAPITAL OF THE COMPANY FOR THE TIME BEING; AUTHORITY EXPIRES AT ...	Management	For	None
9	AUTHORIZE THE COMPANY AND ITS SUBSIDIARIES TO ENTER INTO RECURRENT RELATED PARTY TRANSACTIONS OF A REVENUE OR TRADING NATURE WHICH ARE NECESSARY FOR ITS DAY-TO-DAY OPERATIONS AS SPECIFIED PROVIDED THAT SUCH TRANSACTIONS ARE UNDERTAKEN IN THE ORDINARY COURSE OF BUSINESS AND ARE ON NORMAL COMMERCIAL TERMS WHICH ARE CONSISTENT WITH THE GROUP S USUAL BUSINESS PRACTICES AND POLICIES, AND ON TERMS NOT MORE FAVOURABLE TO THE RELATED PARTIES THAN THOSE GENERALLY AVAILABLE TO THE PUBLIC AND ARE NOT TO TH...	Management	For	None
10	AUTHORIZE THE COMPANY, SUBJECT ALWAYS TO THE COMPANIES ACT, 1965, THE PROVISIONS OF THE ARTICLES OF ASSOCIATION OF THE COMPANY, THE LISTING REQUIREMENTS OF BURSA MALAYSIA SECURITIES BERHAD BURSA SECURITIES, AND THE APPROVALS OF ALL RELEVANT GOVERNMENTAL AND/OR REGULATORY AUTHORITIES, TO BUY-BACK SUCH NUMBER OF ORDINARY SHARES OF MYR 1.00 EACH IN THE COMPANY AS MAY BE DETERMINED BY THE DIRECTORS OF THE COMPANY FROM TIME TO TIME THROUGH BURSA SECURITIES UPON SUCH TERMS AND CONDITIONS AS THE DIRECT...	Management	For	None
11	AUTHORIZE THE DIRECTORS, SUBJECT TO THE APPROVAL-IN-PRINCIPLE OF BURSA MALAYSIA SECURITIES BERHAD FOR THE LISTING OF AND QUOTATION FOR THE NEW ORDINARY SHARES TO BE ISSUED HEREUNDER AND THE APPROVALS OF ANY OTHER AUTHORITIES IF REQUIRED: A) TO ESTABLISH AND ADMINISTER FOR THE BENEFIT OF ELIGIBLE EXECUTIVES INCLUDING THE EXECUTIVE DIRECTORS OF THE COMPANY AND ITS SUBSIDIARIES WHICH ARE NOT DORMANT ELIGIBLE EXECUTIVES, AN EXECUTIVE SHARE OPTION SCHEME TO BE IDENTIFIED AS THE PARKSON HOLDINGS BERH...	Management	For	None
12	AUTHORIZE THE COMPANY, CONTINGENT UPON THE PASSING OF RESOLUTION 11, SPECIFICALLY TO OFFER AND GRANT TO MS. SHUM YUEN MING, RITA, AN EXECUTIVE EMPLOYEE OF A SUBSIDIARY OF THE COMPANY WHO IS A PERSON CONNECTED WITH MR. DATUK CHENG YONG KIM, A MAJOR SHAREHOLDER OF THE COMPANY, OPTIONS TO SUBSCRIBE FOR UP TO 200,000 NEW SHARES IN THE CAPITAL OF THE COMPANY, SUBJECT ALWAYS TO SUCH TERMS AND CONDITIONS AND/OR ANY ADJUSTMENT WHICH MAY BE MADE IN ACCORDANCE WITH THE PROVISIONS OF THE BYLAWS	Management	For	None
13	AUTHORIZE THE COMPANY, CONTINGENT UPON THE PASSING OF ORDINARY RESOLUTION 11,SPECIFICALLY TO OFFER AND GRANT TO MS. CHENG HUI YEN, NATALIE, AN EXECUTIVE EMPLOYEE OF A SUBSIDIARY OF THE COMPANY WHO IS A PERSON CONNECTED WITH MR. TAN SRI WILLIAM H.J. CHENG, THE CHAIRMAN, MANAGING DIRECTOR AND A MAJOR SHAREHOLDER OF THE COMPANY, OPTIONS TO SUBSCRIBE FOR UP TO 30,000 NEW SHARES IN THE CAPITAL OF THE COMPANY, SUBJECT ALWAYS TO SUCH TERMS AND CONDITIONS AND/OR ANY ADJUSTMENT WHICH MAY BE MADE IN ACCOR...	Management	For	None
14	TRANSACT ANY OTHER BUSINESS	N/A	N/A	N/A
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: PT PERUSAHAAN GAS NEGARA (PERSERO) TBK MEETING DATE: 12/12/2007
TICKER: -- SECURITY ID: Y7136Y100
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	APPROVE THE DETERMINATION ON TANTIEM FOR THE BOOK YEAR 2006 FOR THE BOARD OF DIRECTORS AND THE BOARD OF COMMISSIONERS	Management	For	None
2	AMEND THE ARTICLES OF ASSOCIATION	Management	For	None
3	APPROVE THE DETERMINATION ON SALARY AND OTHER ALLOWANCES FOR THE BOARD OF DIRECTORS AND THE BOARD OF COMMISSIONERS FOR THE BOOK YEAR 2007	Management	For	None
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: STX PAN OCEAN CO LTD MEETING DATE: 12/21/2007
TICKER: -- SECURITY ID: Y81718101
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	APPROVE THE ENTRUSTING OF COMPREHENSIVE RIGHT FOR PURCHASING TREASURY STOCK	Management	For	Against
2	APPROVE THE LIMIT OF REMUNERATION FOR THE DIRECTORS	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: SUN HUNG KAI PPTYS LTD MEETING DATE: 12/06/2007
TICKER: -- SECURITY ID: Y82594121
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	RECEIVE AND APPROVE THE AUDITED FINANCIAL STATEMENTS AND THE REPORTS OF DIRECTORS AND THE AUDITORS FOR THE YE 30 JUN 2007	Management	For	For
2	DECLARE THE FINAL DIVIDEND	Management	For	For
3	RE-ELECT MR. YIP DICKY PETER AS DIRECTOR	Management	For	For
4	RE-ELECT PROFESSOR WONG YUE-CHIM, RICHARD AS DIRECTOR	Management	For	For
5	RE-ELECT DR. LI KA-CHEUNG, ERIC AS A DIRECTOR	Management	For	For
6	RE-ELECT MR. CHAN KUI-YUEN, THOMAS AS A DIRECTOR	Management	For	For
7	RE-ELECT MR. KWONG CHUN AS A DIRECTOR	Management	For	For
8	APPROVE TO FIX DIRECTORS FEES THE PROPOSED FEES TO BE PAID TO EACH DIRECTOR, EACH VICE-CHAIRMAN AND THE CHAIRMAN FOR THE FY ENDING 30 JUN 2008 ARE HKD 100,000, HKD 110,000 AND HKD 120,000 RESPECTIVELY	Management	For	For
9	RE-APPOINT AUDITORS AND TO AUTHORIZE THE BOARD OF DIRECTORS TO FIX THEIR REMUNERATION	Management	For	For
10	AUTHORIZE THE DIRECTORS OF THE COMPANY TO REPURCHASE SHARES OF THE COMPANY DURING THE RELEVANT PERIOD ON THE STOCK EXCHANGE OF HONG KONG LIMITED OR ANY OTHER STOCK EXCHANGE RECOGNIZED FOR THIS PURPOSE BY THE SECURITIES AND FUTURES COMMISSION OF HONG KONG AND THE STOCK EXCHANGE OF HONG KONG LIMITED UNDER THE HONG KONG CODE ON SHARE REPURCHASES PURSUANT TO THE APPROVAL OF THIS RESOLUTION, SUBJECT TO AND IN ACCORDANCE WITH ALL APPLICABLE LAWS AND REGULATIONS, NOT EXCEEDING 10% OF THE AGGREGATE NOMI...	Management	For	For
11	AUTHORIZE THE DIRECTORS TO ALLOT, ISSUE AND DEAL WITH ADDITIONAL SHARES IN THE CAPITAL OF THE COMPANY AND MAKE OR GRANT OFFERS, AGREEMENTS, OPTIONS, AND WARRANTS, DURING AND AFTER THE RELEVANT PERIOD, NOT EXCEEDING 10% OF THE AGGREGATE NOMINAL AMOUNT OF THE SHARE CAPITAL OF THE COMPANY; PLUS THE NOMINAL AMOUNT OF SHARE CAPITAL REPURCHASED BY THE COMPANY UP TO 10% OF THE AGGREGATE NOMINAL AMOUNT OF THE ISSUED SHARE CAPITAL OF THE COMPANY, OTHERWISE THAN PURSUANT TO I) A RIGHTS ISSUE; OR II) ANY O...	Management	For	Abstain
12	AUTHORIZE THE DIRECTORS TO EXERCISE THE POWERS OF THE COMPANY REFERRED TO IN RESOLUTION 6 IN RESPECT OF THE SHARE CAPITAL OF THE COMPANY, AS SPECIFIED	Management	For	Abstain
13	AMEND THE ARTICLES 2, 27, 95, 103(A)(II), 103(D), 104(A), 108, 110, 119, 121(B), 170 OF ASSOCIATION OF THE COMPANY AS SPECIFIED	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Fidelity Advisor Series I

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Mt. Vernon Street Trust

Fidelity Puritan Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Claire Walpole my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or her substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 11, 2008.

WITNESS my hand on this 11th day of June 2008.

/s/ Kenneth B. Robins

Kenneth B. Robins

Treasurer